Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 174,566	£ 133,771
Financial assets at fair value through the income statement	204,236	211,128
Derivative financial instruments	256,111	302,976
Financial assets at fair value through other comprehensive income	51,423	45,084
Loans and advances at amortised cost	146,201	155,204
Debt securities at amortised cost	39,046	27,303
Reverse repurchase agreements and other similar secured lending	1,103	725
Other assets	4,701	4,209
Total assets	1,185,166	1,203,537	£ 1,061,800
Derivative financial instruments	249,880	289,206
Total
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	15,482	8,632
Financial assets at fair value through the income statement	75,650	77,572
Derivative financial instruments	5,685	4,555
Financial assets at fair value through other comprehensive income	838	423
Loans and advances at amortised cost	34,162	30,528
Debt securities at amortised cost	9,217	6,314
Reverse repurchase agreements and other similar secured lending	896	117
Other assets	130	65
Total assets	142,060	128,206
Derivative financial instruments	6,173	8,460
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	74,551	75,166
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	896	117
Other assets	0	0
Total assets	75,447	75,283
Derivative financial instruments	0	0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	15,482	8,632
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	15,482	8,632
Derivative financial instruments	0	0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	5,685	4,555
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	5,685	4,555
Derivative financial instruments	6,173	8,460
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,099	2,406
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	838	423
Loans and advances at amortised cost	34,162	30,528
Debt securities at amortised cost	9,217	6,314
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	130	65
Total assets	45,446	39,736
Derivative financial instruments	£ 0	£ 0